Trade Receivables	12 Months Ended
Mar. 31, 2023
Receivables [Abstract]
TRADE RECEIVABLES

NOTE 4 – TRADE RECEIVABLES

Trade receivables consisted of the following:

	March 31, 2023	March 31, 2022
Accounts receivable	$16,412,099	$19,215,143
Less: allowance for doubtful accounts	(2,313,306)	(2,478,648)
Accounts receivable, net	14,098,793	16,736,495
Note receivable	20,813	-
Trade receivables	$14,119,606	$16,736,495

For the years ended March 31, 2023 and 2022, $50,275 and $341,102 in accounts receivable were directly written off, respectively. As of March 31, 2023, $0 were pledged as collateral for borrowings from financial institutions. As of March 31, 2022, $505,348 were pledged as collateral for borrowings from financial institutions.